Deferred Income Tax - Schedule of Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Deferred Income Tax - Schedule Of Deferred Tax Assets And Liabilities
Deferred tax assets, Loss carryforwards	€ 7,824	€ 8,568
Deferred tax assets, Non-current assets - Intangible assets	789
Deferred tax assets, Non-current assets - Tangible assets
Deferred tax assets, Current assets - Receivables and other assets	15	43
Deferred tax assets, Non-current and current financial liabilities	812	859
Deferred tax assets, Current liabilities - Liabilities and other
Deferred tax assets, Total	9,440	9,470
Deferred tax assets, Netting of deferred tax assets and liabilities	(1,915)	(1,676)
Deferred tax assets, As recognized on balance sheet	7,525	7,794
Deferred tax liabilities, Loss carryforwards
Deferred tax liabilities, Non-current assets - Intangible assets	(656)	(620)
Deferred tax liabilities, Non-current assets - Tangible assets	(980)	(1,002)
Deferred tax liabilities, Current assets - Receivables and other assets
Deferred tax liabilities, Non-current and current financial liabilities
Deferred tax liabilities, Current liabilities - Liabilities and other	(279)	(54)
Deferred tax liabilities, Total	(1,915)	(1,676)
Deferred tax liabilities, Netting of deferred tax assets and liabilities	1,915	1,676
Deferred tax liabilities, As recognized on balance sheet